Stock options (Tables)	12 Months Ended
May 31, 2019
Stock options
Summary of changes in stock options

	May 31,		May 31,
	2019		2018
	Number of	Weighted	Number of	Weighted
	options	average price	options	average price
Outstanding, beginning of the year	8,956,195	$7.60	5,926,001	$1.99
Exercised during the year	(3,164,174)	4.05	(2,637,363)	2.30
Issued during the year	3,005,000	13.05	6,703,330	11.12
Cancelled during the year	(982,025)	8.27	(1,035,773)	11.77
Outstanding, end of the year	7,814,996	$11.05	8,956,195	$7.60
Exercisable, end of the year	4,474,966	$9.54	4,507,696	$4.04

Schedule of outstanding options

	Weighted
	average exercise	Number of	Vested and
Expiry date	price	options	exercisable
September 2019	$3.00	42,365	42,365
November 2019	$3.90	591,318	591,318
December 2019	$5.25	400,000	33,333
January 2020	$5.72	1,834	1,834
April 2020	$7.92	38,334	38,334
June 2020	$5.44	133,334	116,667
July 2020	$5.24	538,660	434,983
September 2020	$0.85	185,000	185,000
October 2020	$6.90	156,667	26,666
November 2020	$9.05	136,667	43,333
November 2020	$9.28	50,000	33,333
December 2020	$14.06	100,000	66,666
January 2021	$21.70	10,000	6,666
January 2021	$22.89	143,333	86,665
January 2021	$22.08	50,000	33,333
March 2021	$14.39	20,000	13,333
March 2021	$9.98	200,000	133,333
March 2021	$12.39	50,000	33,333
April 2021	$11.40	380,000	266,666
April 2021	$9.92	400,000	300,000
April 2021	$11.45	66,667	33,333
May 2021	$20.19	908,500	241,832
June 2021	$1.40	168,335	168,335
June 2021	$11.78	116,665	83,331
July 2021	$11.85	150,000	50,000
August 2021	$1.64	65,000	44,991
September 2021	$19.38	66,666	33,332
October 2022	$6.90	74,000	74,000
July 2023	$11.51	80,000	—
July 2023	$11.85	528,000	—
September 2023	$19.38	150,000	—
October 2023	$19.70	80,000	—
February 2024	$12.77	395,000	—
February 2024	$13.31	1,000,000	1,000,000
April 2024	$11.45	80,000	—
July 2027	$2.52	59,689	59,689
November 2027	$6.29	39,792	39,792
March 2028	$12.29	119,378	119,378
March 2028	$14.38	39,792	39,792
Outstanding, end of the year	$11.05	7,814,996	4,474,966